Significant Accounting Policies (Details) - Schedule of Class A ordinary shares subject to possible redemption - USD ($)	11 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Schedule Of Class AOrdinary Shares Subject To Possible Redemption Abstract
Gross proceeds from IPO and partial exercise of over-allotment option	$ 329,750,000
Less: proceeds from shares not subject to redemption	(13,869,890)
Less:
Proceeds allocated to public warrants	(11,995,753)
Over-allotment liability	(281,301)
Ordinary share issuance costs	(24,538,134)
Plus:
Remeasurement of carrying value to redemption value	36,815,188
Class A ordinary shares subject to redemption	$ 315,880,110	$ 317,872,721